SIGNIFICANT ACCOUNTING POLICIES (Details 1) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Basis Of Presentation Details Narrative Abstract
Net income (loss) for the period	$ 704,296	$ 2,015,340	$ (981,139)
Basic weighted average number of shares outstanding	48,672,608	47,570,158	48,396,734
Dilutive stock options	700,150	606,119
Dilutive warrants	453,671	2,333,005
Diluted weighted average number of shares outstanding	49,826,429	50,509,282	48,396,734
Basic earnings per share	$ 0.01	$ 0.04	$ (0.02)
Diluted earnings per share	$ 0.01	$ 0.04	$ (0.02)